CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after tax	€ 5,283	€ 3,370	€ 4,088
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax	39	(57)	12
Income taxes relating to remeasurements on defined benefit pension plans	(9)	5	(1)
Remeasurements on defined benefit pension plans, net of tax	30	(52)	11
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	30	(52)	11
Items that will be reclassified subsequently to profit or loss
Exchange differences, before tax	(2,792)	537	910
Income taxes relating to exchange differences on translation	1	0	0
Exchange differences, net of tax	(2,791)	537	910
Gains (losses) on cash flow hedges/cost of hedging, before tax	20	(24)	(10)
Reclassification adjustments on cash flow hedges/cost of hedging, before tax	(6)	22	(22)
Cash flow hedges/cost of hedging, before tax	14	(2)	(32)
Income taxes relating to cash flow hedges/cost of hedging	(4)	0	9
Cash flow hedges/cost of hedging, net of tax	10	(1)	(23)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(2,781)	536	887
Other comprehensive income, net of tax	(2,751)	483	898
Total comprehensive income	2,532	3,854	4,986
Attributable to owners of parent	2,394	3,804	4,980
Attributable to non-controlling interests	€ 138	€ 50	€ 6